Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Detail of Premises and Equipment

The detail of premises and equipment at December 31, 2013 and 2012 is as follows:

	In Thousands
	2013	2012

Land	$15,140	15,115
Buildings	25,859	25,114
Leasehold improvements	140	140
Furniture and equipment	6,698	5,765
Automobiles	123	119
Construction-in-progress	1,100	—

	49,060	46,253
Less accumulated depreciation	(10,884)	(10,400)

	$38,176	35,853